Organization - Schedule of Quantitative Metrics of the VIE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Parent company [Member]
Schedule of Quantitative Metrics of the VIE [Line Items]
Cash and cash equivalents	¥ 10,995		¥ 58	¥ 2,384
Other current assets			713
Intercompany receivable from subsidiaries	189,107		186,176	182,101
Intercompany receivable from WFOE	55,874		55,874	55,000
Investment in WFOE
Other non-current assets	12,504
Total assets	268,480		242,821	239,485
Other current liabilities	9,873
Intercompany payables to parent company
Intercompany payables to VIE
Non-current liabilities
Total liabilities	9,873
Total shareholders’ equity (deficit)	258,607		242,821	239,485
Total liabilities and shareholders’ equity (deficit)	268,480		242,821	239,485
Revenues
Gross (loss) profit	(279)
Total operating expenses	43		32	947
Net income (loss)	2,852		3,320	15,896
Total comprehensive income (loss)	2,852		3,320	15,896
Net cash (used in) provided by operating activities	(22)		(1,613)	(756)
Net cash used in investing activities	(11,141)
Net cash provided by financing activities	22,100		(713)
WFOE (“Shanghai Mihe”) [Member]
Schedule of Quantitative Metrics of the VIE [Line Items]
Cash and cash equivalents	678		631	2,365
Other current assets	114		135	3,709
Intercompany receivable from subsidiaries
Intercompany receivable from WFOE
Investment in WFOE
Other non-current assets	33		71	127
Total assets	825		837	6,201
Other current liabilities	4,240		383	336
Intercompany payables to parent company	55,874		55,874	55,000
Intercompany payables to VIE				700
Non-current liabilities
Total liabilities	60,114		56,257	56,036
Total shareholders’ equity (deficit)	(59,289)		(55,420)	(49,835)
Total liabilities and shareholders’ equity (deficit)	825		837	6,201
Revenues	752		19	1,370
Gross (loss) profit	634		19	(506)
Total operating expenses	4,685		5,675	6,025
Net income (loss)	(3,867)		(5,585)	(6,265)
Total comprehensive income (loss)	(3,867)		(5,585)	(6,265)
Net cash (used in) provided by operating activities	47		(5,394)	(5,546)
Net cash used in investing activities			3,660	3,042
Net cash provided by financing activities
Subsidiaries [Member]
Schedule of Quantitative Metrics of the VIE [Line Items]
Cash and cash equivalents	21,759		23,668	26,028
Other current assets	5,001		6,440
Intercompany receivable from subsidiaries
Intercompany receivable from WFOE
Investment in WFOE	160,586		155,821	146,935
Other non-current assets
Total assets	187,346		185,929	172,963
Other current liabilities	5		2,939
Intercompany payables to parent company	189,107		186,176	182,101
Intercompany payables to VIE
Non-current liabilities
Total liabilities	189,112		189,115	182,101
Total shareholders’ equity (deficit)	(1,766)		(3,186)	(9,138)
Total liabilities and shareholders’ equity (deficit)	187,346		185,929	172,963
Revenues
Gross (loss) profit
Total operating expenses	628		83	482
Net income (loss)	(3,347)		(2,935)	(9,714)
Total comprehensive income (loss)	(3,347)		(2,935)	(15,984)
Net cash (used in) provided by operating activities	(1,910)		1,142	6,952
Net cash used in investing activities
Net cash provided by financing activities			(3,501)
Shanghai Jinxin and its subsidiaries (the VIEs) [Member]
Schedule of Quantitative Metrics of the VIE [Line Items]
Cash and cash equivalents	59,154		50,775	24,169
Other current assets	77,044		65,416	33,698
Intercompany receivable from subsidiaries
Intercompany receivable from WFOE				700
Investment in WFOE
Other non-current assets	68,160		28,007	28,908
Total assets	204,358		144,198	87,475
Other current liabilities	72,837		46,862	76,700
Intercompany payables to parent company
Intercompany payables to VIE
Non-current liabilities	4,659		5,396	7,879
Total liabilities	77,496		52,258	84,579
Total shareholders’ equity (deficit)	126,862		91,940	2,896
Total liabilities and shareholders’ equity (deficit)	204,358		144,198	87,475
Revenues	405,647		379,802	236,364
Gross (loss) profit	116,589		159,751	99,054
Total operating expenses	84,475		73,927	47,326
Net income (loss)	34,921		88,692	55,162
Total comprehensive income (loss)	34,921		88,692	55,162
Net cash (used in) provided by operating activities	27,650		62,560	32,885
Net cash used in investing activities	(19,270)		(34,290)	(26,894)
Net cash provided by financing activities			(1,665)
Elimination of intercompany balances [Member]
Schedule of Quantitative Metrics of the VIE [Line Items]
Cash and cash equivalents
Other current assets	(12,160)
Intercompany receivable from subsidiaries	(189,107)		(186,176)	(182,101)
Intercompany receivable from WFOE	(55,874)		(55,874)	(55,700)
Investment in WFOE	(160,586)		(155,821)	(146,935)
Other non-current assets
Total assets	(417,727)		(397,871)	(384,736)
Other current liabilities	(12,161)
Intercompany payables to parent company	(244,981)		(242,050)	(237,101)
Intercompany payables to VIE				(700)
Non-current liabilities
Total liabilities	(257,142)		(242,050)	(237,801)
Total shareholders’ equity (deficit)	(160,585)		(155,821)	(146,935)
Total liabilities and shareholders’ equity (deficit)	(417,727)		(397,871)	(384,736)
Revenues				(1,293)
Gross (loss) profit				(1,293)
Total operating expenses				(1,293)
Net income (loss)
Total comprehensive income (loss)
Net cash (used in) provided by operating activities
Net cash used in investing activities
Net cash provided by financing activities
Consolidated Financials [Member]
Schedule of Quantitative Metrics of the VIE [Line Items]
Cash and cash equivalents	92,586		75,132	54,946	$ 12,684
Other current assets	69,999		72,704	37,407	9,589
Intercompany receivable from subsidiaries
Intercompany receivable from WFOE
Investment in WFOE
Other non-current assets	80,697		28,078	29,035	11,056
Total assets	243,282		175,914	121,388	33,329
Other current liabilities	74,794		50,184	77,036	10,245
Intercompany payables to parent company
Intercompany payables to VIE
Non-current liabilities	4,659		5,396	7,879	639
Total liabilities	79,453		55,580	84,915	10,884
Total shareholders’ equity (deficit)	163,829		120,334	36,473	22,445
Total liabilities and shareholders’ equity (deficit)	243,282		175,914	121,388	$ 33,329
Revenues	406,399	$ 55,676	379,821	236,441
Gross (loss) profit	116,944	16,021	159,770	97,255
Total operating expenses	89,831	12,306	79,717	53,487
Net income (loss)	30,559	4,185	83,492	55,079
Total comprehensive income (loss)	30,559	4,185	83,492	48,809
Net cash (used in) provided by operating activities	25,765	3,529	56,695	33,535
Net cash used in investing activities	(30,411)	(4,166)	(30,630)	(23,852)
Net cash provided by financing activities	¥ 22,100	$ 3,028	¥ (5,879)
% of the Consolidated Financials [Member]
Schedule of Quantitative Metrics of the VIE [Line Items]
Cash and cash equivalents	64.00%		68.00%	44.00%	64.00%
Other current assets	110.00%		90.00%	90.00%	110.00%
Intercompany receivable from subsidiaries
Intercompany receivable from WFOE
Investment in WFOE
Other non-current assets	84.00%		100.00%	100.00%	84.00%
Total assets	84.00%		82.00%	72.00%	84.00%
Other current liabilities	97.00%		93.00%	100.00%	97.00%
Intercompany payables to parent company
Intercompany payables to VIE
Non-current liabilities	100.00%		100.00%	100.00%	100.00%
Total liabilities	98.00%		94.00%	100.00%	98.00%
Total shareholders’ equity (deficit)	77.00%		76.00%	8.00%	77.00%
Total liabilities and shareholders’ equity (deficit)	84.00%		82.00%	72.00%	84.00%
Revenues	100.00%		100.00%	100.00%	100.00%
Gross (loss) profit	100.00%		100.00%	102.00%	100.00%
Total operating expenses	94.00%		93.00%	88.00%	94.00%
Net income (loss)	114.00%		106.00%	100.00%	114.00%
Total comprehensive income (loss)	114.00%		106.00%	113.00%	114.00%
Net cash (used in) provided by operating activities	107.00%		110.00%	98.00%	107.00%
Net cash used in investing activities	63.00%		112.00%	113.00%	63.00%
Net cash provided by financing activities			28.00%